[Logo of WesMark Funds]

[Logo of WesMark Funds]

Family of Funds

COMBINED SEMI-ANNUAL REPORT

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

DATED JULY 31, 2002

WESMARK FUNDS
PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the combined Semi Annual Report for the WesMark Funds. This report covers the six-month period from February 1, 2002 through July 31, 2002. It gives you a complete picture of each fund's operation, including a complete list of fund holdings and the financial statements.

While bond market returns were mildly positive, difficulties for stocks continued during the six-month reporting period as corporate accounting scandals, uncertainty about the speed of economic recovery and world unrest, weakened investor confidence. In times like these, stock investors should take a deep breath and continue to base their decisions on their long-term goals, rather than on their short-term emotions.

WesMark Small Company Growth Fund is managed to help your money pursue capital appreciation by investing in a diversified portfolio of common stocks of small-sized companies with above-average potential for price appreciation.1 During the reporting period, difficult market conditions for small company stocks caused the value of the fund's holdings to decline, resulting in a (negative) total return of (26.96)%.2 On the last day of the reporting period, the fund's net assets totaled $16.6 million.

WesMark Growth Fund is managed to help your money grow over time. To pursue that objective, the fund invests in a diversified portfolio of stocks selected for their long-term potential to provide above-average returns. During the reporting period difficult market conditions for growth stocks caused the value of the fund's holdings to decline. As a result, the fund produced a (negative) total return of (18.72)%.2 On the last day of the reporting period, the fund's net assets were $196.8 million.

WesMark Balanced Fund pursues capital appreciation and income by investing in a diversified portfolio of stocks and bonds. At the end of the reporting period, 67.3% of the fund's portfolio was invested primarily in high-quality common and preferred stocks. The rest of the portfolio was invested primarily across U.S. government agency bonds and investment-grade corporate bonds. During the reporting period, the fund paid monthly income dividends totaling $0.09 per share. A difficult market for stocks caused the value of the fund's stock holdings to decline. As a result, the fund produced a (negative) (13.63)% total return.2 At the end of the reporting period, the fund's net assets totaled $63.7 million.

WesMark Bond Fund is managed to help your money earn a high level of current income by investing in a diversified portfolio of high-quality bonds. At the end of the reporting period, the fund's $169.1 million portfolio was invested primarily across government agency bonds, investment-grade corporate bonds and commercial paper. During the reporting period, the fund paid monthly income dividends totaling $0.22 per share, which offset a slight net asset value decline of $0.02. The income distributions and net asset value change resulted in a 1.98% total return.2

WESMARK FUNDS
PRESIDENT'S MESSAGE

WesMark West Virginia Municipal Bond Fund is managed to help your money earn income free from federal income tax and West Virginia state income tax.3 To pursue that objective, it invests in a portfolio of high-quality bonds issued by West Virginia municipalities. During the reporting period, the fund paid double tax-free income dividends totaling $0.21 per share. The fund's net asset value increased by $0.16 per share. Through the distributions and net asset value increase, the fund produced a positive total return of 3.58%.2 At the end of the reporting period, the fund's net assets totaled $66.5 million.

Thank you for pursuing your financial goals through the diversification and professional management of the WesMark Funds.

Sincerely,

/s/Peter J. Germain

Peter J. Germain
President

1 Small company stocks may be less liquid and be subject to greater price volatility than larger capitalization stocks.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period based on offering price, (i.e. less any applicable sales charge) were: WesMark Small Company Growth Fund, (30.43)%; WesMark Growth Fund, (22.55)%; WesMark Balanced Fund, (17.73)%; WesMark Bond Fund, (1.86)% and WesMark West Virginia Municipal Bond Fund, (0.30)%.

3 Income may be subject to the federal alternative minimum tax.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2002 (Unaudited)

Shares			Value
COMMON STOCKS--77.6%
		BIOTECHNOLOGY--1.5%
15,000	(1)	Covance, Inc.	$254,100

		BROADCASTING--0.3%
10,000	(1)	Mediacom Communications Corp.	55,000

		BUSINESS SOFTWARE & SERVICES--2.6%
15,000	(1)	Concord EFS, Inc.	292,500
20,000	(1)	Informatica Corp.	139,200

		TOTAL	431,700

		COMMUNICATION EQUIPMENT--3.5%
100,000	(1)	Arris Group, Inc.	409,000
2,000	(1)	Garmin Ltd.	40,680
10,000	(1)	WebEx Communications, Inc.	135,200

		TOTAL	584,880

		COMPUTER SERVICES--0.8%
45,000	(1)	Concurrent Computer Corp.	126,000

		DIVERSIFIED ELECTRONICS--2.3%
30,000	(1)	KEMET Corp.	387,900

		DRUG MANUFACTURERS--2.4%
20,000	(1)	Vertex Pharmaceuticals, Inc.	394,800

		E-SERVICES--CONSULTING--0.0%
8,000	(1)	Sapient Corp.	5,600

		ELECTRONIC COMPONENTS--MISC.--3.5%
20,000	(1)	Gentex Corp.	583,800

		HEALTH TECHNOLOGY--0.9%
20,000	(1)	Specialty Laboratories, Inc.	146,000

		INTERNET SOFTWARE & SERVICES--4.0%
20,000	(1)	Checkfree Corp.	199,200
30,000	(1)	FreeMarkets, Inc.	202,500
45,000	(1)	RealNetworks, Inc.	184,500
5,000	(1)	Sylvan Learning Systems, Inc.	73,250

		TOTAL	659,450

COMMON STOCKS--(Continued)
		OIL & GAS EQUIPMENT & SERVICES--5.1%
10,000	(1)	Hydril Co.	$241,600
45,000	(1)	Pride International, Inc.	605,250

		TOTAL	846,850

		OIL COMPANIES--EXPLORATION & PRODUCTION--8.0%
30,000		Cabot Oil & Gas Corp., Class A	627,000
20,000	(1)	Spinnaker Exploration Co.	562,800
4,000	(1)	Stone Energy Corp.	135,920

		TOTAL	1,325,720

		PAPER & FOREST PRODUCTS--1.3%
15,000	(1)	Smurfit-Stone Container Corp.	217,350

		PRODUCER MANUFACTURING--4.1%
4,000		La-Z Boy, Inc.	89,600
5,000	(1)	Furniture Brands International, Inc.	127,000
15,000		Ethan Allen Interiors, Inc.	468,300

		TOTAL	684,900

		REGIONAL AIRLINES--0.4%
15,000	(1)	AirTran Holdings, Inc.	57,750

		RETAIL--SPECIALTY--0.6%
6,000		Pier 1 Imports, Inc.	103,800

		RUBBER & PLASTICS--5.2%
20,000		Carlisle Cos., Inc.	863,400

		SCIENTIFIC & TECHNICAL INSTRUMENTS--1.2%
3,000	(1)	Applera Corp.	31,590
5,000	(1)	Moog, Inc., Class A	166,000

		TOTAL	197,590

		SECURITY SOFTWARE & SERVICES--0.6%
35,000	(1)	Entrust Technologies, Inc.	95,900

COMMON STOCKS--(Continued)
		SEMICONDUCTOR EQUIPMENT & MATERIALS--15.7%
35,000	(1)	Asyst Technologies, Inc.	$418,250
35,000	(1)	Credence Systems Corp.	479,500
15,000	(1)	DuPont Photomasks, Inc.	379,950
15,000	(1)	LogicVision, Inc.	47,250
20,000	(1)	MKS Instruments, Inc.	340,000
30,000	(1)	Photronics, Inc.	364,800
40,000	(1)	Ultratech Stepper, Inc.	583,600

		TOTAL	2,613,350

		SEMICONDUCTOR--INTEGRATED CIRCUITS--4.3%
10,000	(1)	Amkor Technology, Inc.	39,400
45,000	(1)	Cypress Semiconductor Corp.	516,600
40,000	(1)	inSilicon Corp.	160,000

		TOTAL	716,000

		SPECIALTY CHEMICALS--3.0%
15,000		Cabot Corp.	370,800
3,000	(1)	Cabot Microelectronics Corp.	127,020

		TOTAL	497,820

		TECHNICAL & SYSTEM SOFTWARE--0.8%
20,000	(1)	Rational Software Corp.	134,400

		TELECOMMUNICATIONS--CELLULAR--0.3%
10,000	(1)	Leap Wireless International, Inc.	9,100
15,000	(1)	Triton PCS Holdings, Inc., Class A	31,500

		TOTAL	40,600

		TELECOMMUNICATIONS EQUIPMENT--1.1%
5,000	(1)	Gilat Satellite Networks Ltd.	3,400
45,000	(1)	MRV Communications, Inc.	58,500
50,000	(1)	Vitesse Semiconductor Corp.	121,000

		TOTAL	182,900

		TELECOMMUNICATION SERVICES--0.2%
30,000	(1)	Allegiance Telecom, Inc.	36,900

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		TEXTILE APPAREL--2.6%
15,000		Liz Claiborne, Inc.	$432,750

		TRANSPORTATION--1.3%
7,000		Roadway Corp.	205,520

TOTAL COMMON STOCKS (identified cost $20,944,096)			12,882,730

(2) COMMERCIAL PAPER--15.9%
		DIVERSIFIED OPERATIONS--3.0%
$ 500,000		General Electric Co., 1.75%, 9/4/2002	499,174

		FINANCE--COMMERCIAL--12.9%
400,000		AIG Funding, Inc., 1.74%, 8/26/2002	399,517
750,000		IBM Credit Corp., 1.72%, 8/22/2002	749,247
1,000,000		Stellar Funding Group Inc., 1.80%, 8/14/2002	999,353

		TOTAL	2,148,117

TOTAL COMMERCIAL PAPER (at amortized cost)			2,647,291

GOVERNMENT AGENCIES--6.0%
		FEDERAL HOME LOAN BANK--6.0%
250,000		1.70%, 8/21/2002	249,768
750,000		1.71%, 8/15/2002	749,510

TOTAL GOVERNMENT AGENCIES (identified cost $999,278)			999,278

Shares			Value
MUTUAL FUND--3.5%
583,447		Federated U.S. Treasury Cash Reserves Fund (at net asset value)	$583,447

TOTAL INVESTMENTS (identified cost $25,174,112)(3)			$17,112,746

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) The cost of investments for federal tax purposes amounts to $25,174,112. The net unrealized depreciation of investments on a federal tax basis amounts to $8,061,366 which is comprised of $511,352 appreciation and $8,572,718 depreciation at July 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($16,610,115) at July 31, 2002.

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2002 (Unaudited)

Shares			Value
COMMON STOCKS--95.4%
		AEROSPACE/DEFENSE--3.9%
110,000		United Technologies Corp.	$7,645,000

		ASSET MANAGEMENT--2.2%
125,000		Franklin Resources, Inc.	4,291,250

		AUTO MANUFACTURERS--MAJOR--1.2%
50,000		General Motors Corp.	2,327,500

		BANKS--MAJOR REGIONAL--7.9%
100,000		Bank One Corp.	3,891,000
170,000		National Commerce Financial Corp.	4,377,500
145,000		Wells Fargo & Company	7,374,700

		TOTAL	15,643,200

		BEVERAGES--SOFT--4.4%
200,000		PepsiCo, Inc.	8,588,000

		BIOMEDICAL--3.7%
160,000	(1)	Amgen, Inc.	7,302,400

		CHEMICALS--DIVERSIFIED--3.7%
100,000		Dow Chemical Co.	2,887,000
100,000		Eastman Chemical Co.	4,432,000

		TOTAL	7,319,000

		COMPUTERS--MINI--2.7%
450,000	(1)	EMC Corp., Mass	3,375,000
500,000	(1)	Sun Microsystems, Inc.	1,960,000

		TOTAL	5,335,000

		DIVERSIFIED OPERATIONS--5.5%
335,000		General Electric Co.	10,787,000

		DRUGS & HEALTH CARE--11.8%
110,000	(1)	Genentech, Inc.	3,822,500
85,000	(1)	MedImmune, Inc.	2,527,900
175,000		Merck & Co., Inc.	8,680,000
75,000		Novartis AG, ADR	3,084,750
155,000		Pfizer, Inc.	5,014,250

		TOTAL	23,129,400

COMMON STOCKS--(Continued)
		ELECTRONIC COMPONENTS--SEMICONDUCTOR--3.1%
265,000		Texas Instruments, Inc.	$6,134,750

		FOOD--MAJOR DIVERSIFIED--3.3%
471,250		Archer-Daniels-Midland Co.	5,513,625
25,000		Kraft Foods, Inc., Class A	925,000

		TOTAL	6,438,625

		INSURANCE PROPERTY & CASUALTY--3.6%
110,000		American International Group, Inc.	7,031,200

		INTERNET INFORMATION PROVIDERS--1.7%
295,000	(1)	AOL Time Warner, Inc.	3,392,500

		INVESTMENT BROKERAGE--NATIONAL--3.7%
60,000		Bear Stearns Co., Inc.	3,613,200
90,000		Morgan Stanley, Dean Witter & Co.	3,631,500

		TOTAL	7,244,700

		NETWORKING PRODUCTS--2.8%
415,000	(1)	Cisco Systems, Inc.	5,473,850

		OIL & GAS DRILLING--1.3%
40,000		El Paso Energy Corp.	578,000
62,500	(1)	Nabors Industries, Ltd.	1,907,500

		TOTAL	2,485,500

		OIL COMPONENTS--EXPLORATION & PRODUCTION--4.4%
125,000		Burlington Resources, Inc.	4,568,750
120,000		EOG Resources, Inc.	4,114,800

		TOTAL	8,683,550

		OIL--INTEGRATED--1.8%
75,000		BP Amoco PLC, ADR	3,480,000

		PERSONAL COMPUTERS--1.0%
80,000	(1)	Dell Computer Corp.	1,994,400

COMMON STOCKS--(Continued)
		PRINTED CIRCUIT BOARDS--2.2%
245,000	(1)	Jabil Circuit, Inc.	$4,358,550

		PRODUCER MANUFACTURING--0.5%
30,000		Ethan Allen Interiors, Inc.	936,600

		PROTECTION--SAFETY--1.8%
285,000		Tyco International Ltd.	3,648,000

		RETAIL DISCOUNT--4.6%
50,000		Target Corp.	1,667,500
150,000		Wal-Mart Stores, Inc.	7,377,000

		TOTAL	9,044,500

		RETAIL--FOOD--1.7%
170,000		Kroger Co., Inc.	3,311,600

		SEMICONDUCTOR--BROAD LINE--2.6%
275,000		Intel Corp.	5,167,250

		SEMICONDUCTOR EQUIPMENT & MATERIALS--2.6%
350,000	(1)	Applied Materials, Inc.	5,204,500

		TELECOMMUNICATIONS EQUIPMENT--1.3%
100,000		Nokia Oyj, ADR	1,240,000
100,000		Scientific-Atlanta, Inc.	1,265,000

		TOTAL	2,505,000

		TELECOMMUNICATIONS SERVICES--2.6%
165,000		SBC Communications, Inc.	4,563,900
160,000	(1)	Sprint Corp. (PCS Group)	656,000

		TOTAL	5,219,900

		TRANSPORTATION--RAIL--1.5%
100,000		Burlington Northern Santa Fe Corp.	2,942,000

		WASTE MANAGEMENT--0.3%
35,000	(1)	Republic Services, Inc.	616,000

TOTAL COMMON STOCKS (identified cost $233,499,608)			187,680,725

Principal Amount or Shares			Value
(2) COMMERCIAL PAPER--4.6%
		FINANCE--COMMERCIAL--4.6%
$9,000,000		General Electric Capital Corp., 1.76%, 8/7/2002 (at amortized cost)	$8,997,360

MUTUAL FUND--0.0%
32,348		Federated U.S. Treasury Cash Reserves Fund (at net asset value)	32,348

TOTAL INVESTMENTS (identified cost $242,529,316)(3)			$196,710,433

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) The cost of investments for federal tax purposes amounts to $242,529,316. The net unrealized depreciation of investments on a federal tax basis amounts to $45,818,883 which is comprised of $7,536,945 appreciation and $53,355,828 depreciation at July 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($196,762,699) at July 31, 2002.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

July 31, 2002 (Unaudited)

Shares			Value
COMMON STOCKS--65.0%
		AEROSPACE/DEFENSE--1.6%
15,000		United Technologies Corp.	$1,042,500

		ASSET MANAGEMENT--1.1%
20,000		Franklin Resources, Inc.	686,600

		AUTO MANUFACTURERS--MAJOR--2.2%
30,000		General Motors Corp.	1,396,500

		BANKS--MAJOR REGIONAL--4.8%
40,000		Bank One Corp.	1,556,400
30,000		Wells Fargo & Company	1,525,800

		TOTAL	3,082,200

		BEVERAGES--SOFT--2.7%
40,000		PepsiCo, Inc.	1,717,600

		BIOMEDICAL--2.5%
35,000	(1)	Amgen, Inc.	1,597,400

		CHEMICALS--DIVERSIFIED--4.0%
50,000		Dow Chemical Co.	1,443,500
25,000		Eastman Chemical Co.	1,108,000

		TOTAL	2,551,500

		COMPUTERS--MINI--1.9%
100,000	(1)	EMC Corp.	750,000
120,000	(1)	Sun Microsystems, Inc.	470,400

		TOTAL	1,220,400

		DIVERSIFIED OPERATIONS--5.1%
100,000		General Electric Co.	3,220,000

		DRUGS & HEALTH CARE--7.0%
25,000		Merck & Co., Inc.	1,240,000
30,000		Novartis AG, ADR	1,233,900
62,000		Pfizer, Inc.	2,005,700

		TOTAL	4,479,600

COMMON STOCKS--(Continued)
		ELECTRONIC COMPONENTS--SEMICONDUCTOR--1.6%
45,000		Texas Instruments, Inc.	$1,041,750

		FOOD--MAJOR DIVERSIFIED--3.7%
105,000		Archer-Daniels-Midland Co.	1,228,500
30,000		Kraft Foods, Inc., Class A	1,110,000

		TOTAL	2,338,500

		INSURANCE PROPERTY & CASUALTY--1.7%
17,000		American International Group, Inc.	1,086,640

		INTERNET INFORMATION PROVIDERS--0.6%
35,500	(1)	AOL Time Warner, Inc.	408,250

		INVESTMENT BROKERAGE--NATIONAL--3.5%
20,000		Bear Stearns Cos., Inc.	1,204,400
25,000		Morgan Stanley, Dean Witter & Co.	1,008,750

		TOTAL	2,213,150

		NETWORKING PRODUCTS--2.1%
100,000	(1)	Cisco Systems, Inc.	1,319,000

		OIL & GAS DRILLING--0.6%
25,000		El Paso Corp.	361,250

		OIL--INTEGRATED--3.0%
25,000		BP Amoco PLC, ADR	1,160,000
15,000		Phillips Petroleum Co.	776,250

		TOTAL	1,936,250

		PRINTED CIRCUIT BOARDS--1.3%
45,000	(1)	Jabil Circuit, Inc.	800,550

		PROTECTION--SAFETY--1.5%
75,000		Tyco International Ltd.	960,000

		RETAIL DISCOUNT--3.1%
30,000		Target Corp.	1,000,500
20,000		Wal-Mart Stores, Inc.	983,600

		TOTAL	1,984,100

Shares			Value
COMMON STOCKS--(Continued)
		SEMICONDUCTOR--BROAD LINE--0.5%
15,000		Intel Corp.	$281,850

		SEMICONDUCTOR EQUIPMENT & MATERIALS--1.2%
50,000	(1)	Applied Materials, Inc.	743,500

		TELECOMMUNICATIONS EQUIPMENT--1.3%
50,000		Nokia Oyj, ADR	620,000
15,000		Scientific-Atlanta, Inc.	189,750

		TOTAL	809,750

		TELECOMMUNICATION SERVICES--2.6%
55,000		SBC Communications, Inc.	1,521,300
35,000	(1)	Sprint Corp. (PCS Group)	143,500

		TOTAL	1,664,800

		TRANSPORTATION--RAIL--0.9%
20,000		Burlington Northern Santa Fe Corp.	588,400

		UTILITY--ELECTRIC POWER--2.1%
40,000		American Electric Power Co., Inc.	1,316,400

		WASTE MANAGEMENT--0.8%
30,000	(1)	Republic Services, Inc.	528,000

TOTAL COMMON STOCKS (identified cost $49,672,316)			41,376,440

PREFERRED STOCKS--2.3%
		BANKS--MAJOR REGIONAL--1.2%
30,000		Wells Fargo Capital Trust IV, Pfd.	759,375

		FINANCE--0.6%
15,000		Merrill Lynch Preferred Capital Trust III	373,125

		TELECOMMUNICATIONS--CELLULAR--0.5%
20,000		Motorola Capital Trust I, Pfd.	356,876

TOTAL PREFERRED STOCKS (identified cost $1,612,500)			1,489,376

Principal Amount			Value
CORPORATE BONDS--23.8%
		AUTOMOBILE--1.6%
$1,000,000		Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	$1,038,025

		BANKS--MAJOR REGIONAL--0.7%
400,000		Bank One Corp., Sr. Note, 5.625%, 2/17/2004	416,344

		COMPUTERS--MINI--1.6%
1,000,000		Sun Microsystems, Inc., Sr. Note, 7.35%, 8/15/2004	1,044,983

		FINANCE--2.6%
500,000		PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	518,504
1,000,000		Washington Mutual, Inc., Sub. Note, 8.25%, 4/1/2010	1,163,107

		TOTAL	1,681,611

		FINANCE--AUTOMOTIVE--1.6%
1,000,000		Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	1,045,856

		OIL COMPONENTS--EXPLORATION & PRODUCTION--4.2%
1,500,000		EOG Resources, Inc., Note, 6.50%, 12/1/2007	1,596,725
1,000,000		Smith International, Inc., Note, 6.75%, 2/15/2011	1,043,710

		TOTAL	2,640,435

		OIL--INTEGRATED--4.7%
1,000,000		Coastal Corp., Deb., 9.625%, 5/15/2012	781,335
1,000,000		Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	1,057,601
1,000,000		Sunoco Inc., Note, 7.75%, 9/1/2009	1,128,008

		TOTAL	2,966,944

		PAPER & FOREST PRODUCTS--3.8%
2,000,000		Federal Paper Board Co., Inc., Deb., 8.875%, 7/1/2012	2,425,392

		PROTECTION--SAFETY--1.3%
1,000,000		Tyco International Group SA, Company Guarantee, 6.375%, 2/15/2006	805,718

		RETAIL DISCOUNT--0.8%
500,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	516,381

Principal Amount or Shares			Value
CORPORATE BONDS--(Continued)
		RETAIL--FOOD--0.9%
$ 500,000		Kroger Co., Company Guarantee, 8.05%, 2/1/2010	$568,606

TOTAL CORPORATE BONDS (identified cost $14,646,176)			15,150,295

GOVERNMENT AGENCIES--6.4%
		FEDERAL HOME LOAN BANK--3.3%
2,000,000		5.80%, 2/8/2007	2,074,644

		FEDERAL HOME LOAN MORTGAGE CORPORATION--3.1%
1,000,000		5.30%, 3/26/2007	1,018,640
913,079		6.00%, 6/1/2016	940,605

		TOTAL	1,959,245

TOTAL GOVERNMENT AGENCIES (identified cost $3,912,184)			4,033,889

MUTUAL FUND--1.9%
1,210,071		Federated U.S. Treasury Cash Reserves Fund (at net asset value)	1,210,071

TOTAL INVESTMENTS (identified cost $71,053,247)(2)			$63,260,071

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $71,053,247. The net unrealized depreciation of investments on a federal tax basis amounts to $7,793,176 which is comprised of $5,280,452 appreciation and $13,073,628 depreciation at July 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($63,673,772) at July 31, 2002.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2002 (Unaudited)

Principal Amount		Value
CORPORATE BONDS--37.2%
	AUTO MANUFACTURERS--MAJOR--0.7%
$1,000,000	General Motors Corp., Note, 9.45%, 11/1/2011	$1,155,248

	AUTOMOTIVE--1.8%
3,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	3,114,075

	BANKING--1.9%
1,000,000	Bank One, Texas, Sub. Note, 6.25%, 2/15/2008	1,086,336
2,000,000	Wells Fargo & Co., Sub. Note, 6.25%, 4/15/2008	2,168,150

	TOTAL	3,254,486

	COMPUTER SERVICES--1.3%
1,000,000	Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,074,572
1,000,000	First Data Corp., MTN, (Series D), 6.375%, 12/15/2007	1,102,506

	TOTAL	2,177,078

	COMPUTERS--MINI--2.5%
4,000,000	Sun Micro systems, Inc., Sr. Note, 7.65%, 8/15/2009	4,140,020

	ENERGY--0.6%
1,000,000	Carolina Power & Light Co., Sr. Note, 7.50%, 4/1/2005	1,084,045

	FINANCE--2.9%
750,000	Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007	822,182
1,000,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,037,008
3,000,000	Verizon Global Funding, Note, 6.75%, 12/1/2005	3,055,080

	TOTAL	4,914,270

	FINANCE--AUTOMOTIVE--3.8%
3,000,000	Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	2,823,201
2,000,000	General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,030,098
1,500,000	General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	1,575,631

	TOTAL	6,428,930

	FINANCE--LEASING--0.9%
500,000	International Lease Finance Corp., Note, 5.125%, 8/1/2004	518,028
1,000,000	International Lease Finance Corp., Note, (Series M), 5.50%, 6/7/2004	1,041,121

	TOTAL	1,559,149

CORPORATE BONDS--(Continued)
	FINANCIAL SERVICES--1.9%
$3,000,000	American General Finance Corp., Note, 5.875%, 7/14/2006	$3,171,375

	INSTRUMENTS--CONTROL--0.7%
1,000,000	Honeywell International, Inc., Note, 7.00%, 3/15/2007	1,111,566

	INVESTMENT BROKERAGE--NATIONAL--0.9%
1,370,000	Bear Stearns Cos., Inc., Bond, 6.65%, 12/1/2004	1,466,760

	METALS & MINING--0.6%
1,000,000	Commercial Metals Corp., Note, 6.75%, 2/15/2009	1,021,382

	OIL--INTEGRATED--1.1%
1,400,000	Coastal Corp., Deb., 9.625%, 5/15/2012	1,093,869
630,000	Phillips Petroleum Co., Deb., 9.375%, 2/15/2011	787,795

	TOTAL	1,881,664

	OIL & GAS DRILLING--1.3%
3,000,000	ElPaso Corp., Sr. Note, 7.00%, 5/15/2011	2,254,044

	OIL COMPONENTS--EXPLORATION & PRODUCTION--4.0%
3,000,000	EOG Resources, Inc., Note, 6.00%, 12/15/2008	3,048,534
3,500,000	EOG Resources, Inc., Note, 6.50%, 12/1/2007	3,725,691

	TOTAL	6,774,225

	OIL REFINING & MARKETING--1.0%
1,000,000	Union Oil of California, Company Guarantee, MTN, (Series C), 6.70%, 10/15/2007	1,091,861
500,000	Union Oil of California, Deb., 9.125%, 2/15/2006	577,510

	TOTAL	1,669,371

	PROTECTION--SAFETY--0.9%
2,000,000	Tyco International Group, Note, 5.80%, 8/1/2006	1,551,552

	RETAIL--FOOD--3.0%
3,000,000	Kroger Co., Inc., Company Guarantee, 8.05%, 2/1/2010	3,411,636
1,500,000	Kroger Co., Inc., Sr. Note, 8.15%, 7/15/2006	1,692,564

	TOTAL	5,104,200

	TELECOMMUNICATIONS--1.8%
3,000,000	BellSouth Corp., Unsecd. Note, 5.00%, 10/15/2006	3,053,460

CORPORATE BONDS--(Continued)
	UTILITY--ELECTRIC POWER--3.0%
$2,000,000	American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	$1,897,874
3,000,000	Dominion Resources, Inc., Sr. Note, 7.60%, 7/15/2003	3,115,890

	TOTAL	5,013,764

	UTILITY--TELEPHONE--0.6%
1,000,000	GTE Northwest, Inc., Deb., 6.30%, 6/1/2010	953,967

TOTAL CORPORATE BONDS (identified cost $61,897,967)		62,854,631

GOVERNMENT AGENCIES--44.5%
	FEDERAL FARM CREDIT BANK--5.4%
3,000,000	7.95%, 1/22/2010	3,082,770
6,000,000	1.77%, 8/2/2002	5,999,705

	TOTAL	9,082,475

	FEDERAL HOME LOAN BANK--21.6%
5,000,000	3.375%, 11/15/2004	5,075,025
5,000,000	3.65%, 1/25/2005	5,057,725
3,000,000	4.125%, 11/15/2006	3,043,503
2,820,000	4.50%, 9/27/2004	2,830,231
5,000,000	5.05%, 4/17/2006	5,106,805
5,000,000	5.22%, 3/26/2007	5,101,825
5,000,000	5.375%, 1/27/2005	5,086,680
5,000,000	5.75%, 7/25/2006	5,183,805

	TOTAL	36,485,599

	FEDERAL HOME LOAN MORTGAGE CORPORATION--10.9%
5,000,000	3.875%, 12/20/2004	5,028,510
2,000,000	4.02%, 2/1/2005	2,000,000
5,000,000	4.50%, 6/15/2003	5,116,875
3,500,000	5.25%, 9/6/2006	3,569,454
2,718,189	6.00%, 4/1/2013	2,818,736

	TOTAL	18,533,575

Principal Amount or Shares		Value
GOVERNMENT AGENCIES--(Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.6%
$1,050,000	3.55%, 5/28/2004	$1,064,742
2,000,000	4.00%, 11/14/2005	2,010,170
5,000,000	5.00%, 3/17/2006	5,018,705
3,000,000	6.92%, 12/3/2012	3,043,605

	TOTAL	11,137,222

TOTAL GOVERNMENT AGENCIES (identified cost $73,960,999)		75,238,871

(1)COMMERCIAL PAPER--15.9%
	FINANCE--COMMERCIAL--15.9%
6,000,000	General Electric Capital Corp., 1.74%, 8/7/2002	5,998,260
6,000,000	IBM Credit Corp., 1.74%, 8/23/2002	5,993,620
4,000,000	Stellar Funding Group Inc. 1.73%, 8/14/2002	3,997,501
2,000,000	Stellar Funding Group Inc. 1.73%, 8/27/2002	1,997,501
4,000,000	Stellar Funding Group Inc. 1.78%, 8/28/2002	3,994,690
2,000,000	Three Rivers Funding Corporation, 1.74%, 8/16/2002	1,998,550
3,000,000	Three Rivers Funding Corporation, 1.75%, 8/21/2002	2,997,083

TOTAL COMMERCIAL PAPER (at amortized cost)		26,977,205

MUTUAL FUND--1.7%
2,887,294	Federated Prime Obligations Fund (at net asset value)	2,887,294

TOTAL INVESTMENTS (identified cost $165,723,465)(2)		$167,958,001

(1) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2) The cost of investments for federal tax purposes amounts to $165,723,465. The net unrealized appreciation of investments on a federal tax basis amounts to $2,234,536 which is comprised of $4,209,726 appreciation and $1,975,190 depreciation at July 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($169,123,460) at July 31, 2002.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2002 (Unaudited)

Principal Amount			Credit Rating*	Value
LONG-TERM MUNICIPALS--93.5%
		WEST VIRGINIA--93.5%
$400,000		Beckley, WV, Sewage System, Revenue Refunding Bonds, (Series A), 6.75% (Original Issue Yield: 6.875%), 10/1/2025	NR	$419,464
1,000,000		Berkeley County, WV, Board of Education, 4.50% (FGIC LOC)/(Original Issue Yield: 4.65%), 5/1/2014	AAA	1,026,530
750,000		Buckhannon WV, College Facility, Revenue Bonds, 5.50%, 8/1/2020	NR	764,872
500,000		Cabell County, WV, Board of Education, GO UT, 4.60% (Original Issue Yield: 4.70%), 5/1/2003	AA-	511,785
1,000,000		Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA INS)/(Original Issue Yield: 4.95%), 5/1/2006	AAA	1,100,020
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA INS), 5/1/2006	AAA	562,265
160,000		Charles Town, WV, Residential Mortgage Revenue Bonds, 6.20%, 3/1/2011	A1	163,090
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	AA	360,529
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	372,920
500,000		Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	NR	528,850
355,000		Charleston, WV, GO UT, 7.20%, 10/1/2003	A1	376,900
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	1,500,412
1,200,000		Charleston, WV, Urban Renewal Authority, Revenue Refunding Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.281%), 12/15/2022	AAA	1,234,632
1,155,000		Clarksburg, WV, Revenue Refunding Bonds, 4.25% (FGIC LOC)/(Original Issue Yield: 2.91%), 9/1/2006	AAA	1,224,958
500,000		Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	Aaa	525,270
1,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	Aaa	1,256,995
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$950,000		Gilmer County, WV, County Commission, Healthcare, Maplewood Retirement Revenue Bonds, 6.00%, (Glenville State College Housing Project) 10/1/2017	NR	$992,522
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	Aaa	569,360
680,000		Harrison County, WV, Building Commission, Health, Hospital, Maplewood Retirement Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	Aaa	697,680
420,000		Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS), 6/1/2010	AAA	525,920
750,000		Kanawha County, WV, Commercial Development, Revenue Refunding Bonds, 6.50% (May Department Stores Co.), 6/1/2003	A+	772,425
2,025,000	(1)	Kanawha County, WV, PCR Bonds, 7.35% (Union Carbide Corp.), 8/1/2004	A2-	2,165,069
285,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Limited Partnership Project), 12/1/2009	NR	344,061
60,000		Marshall County, WV, Special Obligation, Special Obligations Bonds, 6.50% (Original Issue Yield: 6.65%), 5/15/2010	AAA	67,336
570,000		Mason County, WV, PCR Bonds, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	600,746
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	371,840
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	AA-	1,053,490
785,000		Ohio County, WV, Board of Education, GO UT, Refunding Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	809,688
750,000		Pleasants County, WV, PCR, Revenue Refunding Bonds, 4.50%, 3/1/2003	A2	757,815
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$1,155,000		Pleasants County, WV, PCR, Revenue Refunding Bonds, 5.30%, 12/1/2008	A3	$1,179,209
1,500,000		Preston County, WV, Pollution Control, (Series C), 4.50% (Original Issue Yield: 4.499%), 3/1/2003	A	1,517,175
1,000,000		Putnam County, WV, Pollution Control, TRANs, 6.60%, 7/1/2019	BBB+	1,029,170
145,000		Raleigh County, WV, Commonwealth Development, (Series B), 3.50%, 6/1/2003	A+P	144,983
165,000		Raleigh County, WV, Commonwealth Development, (Series B), 4.40%, 6/1/2007	A+P	164,919
155,000		Raleigh County, WV, Education Board, (Series B), 4.20% (Original Issue Yield: 4.20%), 6/1/2006	AA-	154,938
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (Original Issue Yield: 6.60%), 8/1/2011	Aaa	2,126,501
2,015,000		Randolph County, WV, Revenue Refunding Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	2,152,887
1,000,000		South Charleston, WV, Revenue Refunding Bonds, 7.625% (Union Carbide Corp.), 8/1/2005	BBB	1,128,830
500,000		South Charleston, WV, Revenue Bonds, 5.50% (MBIA INS), 10/1/2009	AAA	502,725
1,000,000		South Charleston, WV, Revenue Refunding Bonds, 5.10% (Union Carbide Corp.), 1/1/2012	BBB	1,033,920
1,000,000		West Virginia EDA, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.09%), 7/15/2022	AAA	1,003,080
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA INS), 6/1/2016, (Series A)	AAA	1,100,990
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA INS), 6/1/2014, (Series B)	AAA	1,111,190
530,000		West Virginia Housing Development Fund, (Series A), 5.55%, 11/1/2014	AAA	552,928
375,000		West Virginia Housing Development Fund, (Series A), 5.65% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/1/2021	AAA	381,611
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$735,000		West Virginia Housing Development Fund, (Series A), Revenue Bonds, 5.35%, 11/1/2010	AAA	$777,549
430,000		West Virginia Housing Development Fund, Revenue Refunding Bonds, (Series A), 5.50%, 11/1/2011	AAA	444,977
100,000		West Virginia School Building Authority, Revenue Bonds, 6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004	AAA	109,012
1,000,000		West Virginia State, GO UT, Zero Coupon (FGIC LOC)/(Original Issue Yield: 4.80%), 11/1/2009	AAA	757,700
750,000		West Virginia State, GO UT, 4.50% (FSA INS)/(Original Issue Yield: 4.59%), 6/1/2012	AAA	782,033
1,000,000		West Virginia State, GO UT, Highway Improvement Bonds, 5.25%, 6/1/2010	AAA	1,083,620
2,000,000		West Virginia State, GO UT, Water Utility & Sewer Improvements, Zero Coupon (Original Issue Yield: 4.90%)/(FGIC INS), 11/1/2010	AAA	1,433,880
260,000		West Virginia State Building Commission Lease, (Series B), 5.375% (AMBAC INS)/(Original Issue Yield: 5.01%), 7/1/2018	AAA	284,393
1,500,000		West Virginia State Building Commission Lease, Revenue Refunding Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	1,606,320
750,000		West Virginia State Hospital Finance Authority, (Series A), 6.75% (Original Issue Yield: 6.89%), 9/1/2022	A2	815,760
1,000,000		West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2016	AAA	1,005,210
100,000		West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, 6.125% (Original Issue Yield: 6.25%), 9/1/2009	A2	111,475
365,000		West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, 6.50% (Original Issue Yield: 6.542%), 9/1/2016	A2	442,767
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$700,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 4.90% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.00%), 6/1/2004	AAA	$730,464
200,000		West Virginia State Hospital Finance Authority, Revenue Bonds, (Series A), 5.60% (Cabell Huntington Hospital)/(AMBAC INS)/(Original Issue Yield: 5.75%), 1/1/2005	AAA	212,686
100,000		West Virginia State Hospital Finance Authority, Revenue Bonds, (Series A), 6.00% (Charleston Area Medical Center)/(Original Issue Yield: 6.10%), 9/1/2007	A2	109,673
1,750,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,919,960
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	AAA	1,028,300
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	AAA	919,521
1,200,000		West Virginia State Housing Development Fund, (Series C), 5.80% (Original Issue Yield: 5.80%), 5/1/2017	AAA	1,250,064
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds, (Series A), 5.10%, 11/1/2015	AAA	1,028,900
940,000		West Virginia State Housing Development Fund, (Series E), 2.30% (Original Issue Yield: 2.299%), 5/1/2004	AAA	945,264
930,000		West Virginia State Housing Development Fund, (Series E), 2.125% (Original Issue Yield: 2.124%), 11/1/2003	AAA	933,729
720,000		West Virginia State, Revenue Bonds, (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	AAA	728,590
1,250,000		West Virginia State, Revenue Bonds, (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	AAA	1,258,700
LONG-TERM MUNICIPALS--(Continued)
		WEST VIRGINIA--(Continued)
$30,000		West Virginia University Board of Regents, Revenue Bonds, 5.90% (MBIA INS), 4/1/2004	AAA	$31,320
230,000		West Virginia University Board of Regents, Revenue Bonds, 5.90%, 4/1/2004	A+	239,846
500,000		West Virginia University, Revenue Refunding Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	514,835
1,000,000		West Virginia University, Revenue Bonds, (Series B), 5.00% (West Virginia University Project)/(AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	1,042,000
100,000		West Virginia University, Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2009	AAA	107,576
100,000		West Virginia Water Development Authority, (Series A), 5.125% (FSA LOC)/(Original Issue Yield: 5.15%), 10/1/2012	AAA	108,337
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA LOC)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	1,037,806
135,000		West Virginia Water Development Authority, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 6.02%), 11/1/2018	AAA	135,649
425,000		Wetzel County, WV, Board of Education, GO UT, 7.00% (MBIA INS)/(Original Issue Yield: 7.15%), 5/1/2004	AAA	464,113
155,000		Wheeling, WV, GO UT, 7.50%, 6/1/2003	Baa1	162,015
500,000		Wheeling, WV, Waterworks & Sewer Systems, Revenue Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	Aaa	540,240
95,000		Wood County, WV, Building Commission, Revenue Refunding Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC INS), 1/1/2006	AAA	102,705

TOTAL LONG-TERM MUNICIPALS (identified cost $59,396,042)				62,149,489

Principal Amount or Shares			Credit Rating*	Value
GOVERNMENT AGENCIES--3.0%
		FEDERAL FARM CREDIT BANK--3.0%
$2,000,000		1.665%, 8/30/2002 (identified cost $1,997,261)		$1,997,261

MUTUAL FUND--2.6%
1,722,233		Federated Tax-Free Obligations Fund (at net asset value)		1,722,233

TOTAL INVESTMENTS (identified cost $63,115,536)(2)				$65,868,983

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2002, this security amounted to $2,165,069 which represents 3.3% of net assets.

(2) The cost of investments for generally accepted accounting principles ("GAAP") is $63,115,536. Cost for federal tax purposes is $63,073,459. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $2,795,524 which is comprised of $2,808,301 appreciation and $12,777 depreciation at July 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($66,464,299) at July 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
INS--Insured
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
TRANs--Tax and Revenue Anticipation Notes
UT--Unlimited Tax

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2002 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Assets:
Total investments in securities, at value	$ 17,112,746	$ 196,710,433	$ 63,260,071	$ 167,958,001	$ 65,868,983
Cash	22,390	144,237	60,646	129,031	42,359
Income receivable	904	97,266	418,677	1,708,048	818,291
Receivable for investments sold	9,300	--	--	--	--

Total Assets	17,145,340	196,951,936	63,739,394	169,795,080	66,729,633

Liabilities:
Payable for investments purchased	508,018	--	--	--	--
Income distribution payable	--	--	--	514,844	203,386
Accrued expenses	27,207	189,237	65,622	156,776	61,948

Total Liabilities	535,225	189,237	65,622	671,620	265,334

Net Assets Consist of:
Paid in capital	25,994,420	244,615,108	72,102,845	167,221,420	63,627,661
Net unrealized appreciation (depreciation) of investments	(8,061,366)	(45,818,883)	(7,793,176)	2,234,536	2,753,447
Accumulated net realized gain (loss) on investments	(1,248,116)	(2,214,706)	(668,246)	(332,797)	75,642
Undistributed net investment income (net operating loss)	(74,823)	181,180	32,349	301	7,549

Total Net Assets	$ 16,610,115	$ 196,762,699	$ 63,673,772	$ 169,123,460	$ 66,464,299

Shares Outstanding	3,292,705	20,339,046	7,966,363	17,025,393	6,339,410

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 5.04	$ 9.67	$ 7.99	$ 9.93	$ 10.48

Offering Price Per Share (a)	$ 5.29 (b)	$ 10.15 (b)	$ 8.39 (b)	$ 10.32 (c)	$ 10.89 (c)

Redemption Proceeds Per Share	$ 5.04	$ 9.67	$ 7.99	$ 9.93	$ 10.48

Investments, at identified cost	$ 25,174,112	$ 242,529,316	$ 71,053,247	$ 165,723,465	$ 63,115,536

Investments, at tax cost	$ 25,174,112	$ 242,529,316	$ 71,053,247	$ 165,723,465	$ 63,073,459

(a) See "What Do Shares Cost?" in the Prospectus.

(b) Computation of offering price per share 100/95.25 of net asset value.

(c) Computation of offering price per share 100/96.25 of net asset value.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2002 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Investment Income:
Dividends	$ 24,320	$ 1,300,471 (a)	$ 450,283 (b)	$ --	$ --
Interest	41,639	75,490	714,461	4,347,908	1,567,965

Total income	65,959	1,375,961	1,164,744	4,347,908	1,567,965

Expenses:
Investment adviser fee	80,018	843,455	269,912	492,456	194,349
Administrative personnel and services fee	37,192	150,596	48,199	110,028	43,418
Custodian fees	3,241	15,754	7,144	11,692	6,769
Transfer and dividend disbursing agent fees and expenses	11,511	20,406	14,442	14,211	13,808
Directors'/Trustees' fees	101	1,516	1,169	1,477	1,230
Auditing fees	6,717	7,769	8,047	7,454	8,586
Legal fees	1,417	1,555	1,623	1,779	1,788
Portfolio accounting fees	6,544	59,317	21,534	45,762	25,425
Shareholder services fee	8,975	94,573	30,217	69,630	27,340
Share registration costs	5,771	9,152	6,930	8,115	7,772
Printing and postage	3,698	7,952	3,954	3,773	4,178
Insurance premiums	521	1,516	1,042	1,477	641
Miscellaneous	266	3,203	1,671	4,700	443

Total expenses	165,972	1,216,764	415,884	772,554	335,747

Waivers--
Waiver of investment adviser fee	(2,280)	(12,083)	(11,407)	(14,684)	(69,835)
Waiver of administrative personnel and services fee	(22,910)	--	--	--	--

Total waivers	(25,190)	(12,083)	(11,407)	(14,684)	(69,835)

Net expenses	140,782	1,204,681	404,477	757,870	265,912

Net investment income (net operating loss)	(74,823)	171,280	760,267	3,590,038	1,302,053

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,196,046)	(1,726,144)	(647,084)	872,750	125,298
Net change in unrealized appreciation (depreciation) of investments	(4,930,237)	(44,255,061)	(10,441,174)	(1,143,860)	890,358

Net realized and unrealized gain (loss) on investments	(6,126,283)	(45,981,205)	(11,088,258)	(271,110)	1,015,656

Change in net assets resulting from operations	$ (6,201,106)	$ (45,809,925)	$ (10,327,991)	$ 3,318,928	$ 2,317,709

(a) Net of foreign taxes withheld of $17,902.

(b) Net of foreign taxes withheld of $4,965.

See Notes which are an integral part of the Financial Statements

THE WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund
	Six Months Ended (Unaudited) July 31, 2002	Year Ended January 31, 2002	Six Months Ended (Unaudited) July 31, 2002	Year Ended January 31, 2002	Six Months Ended (Unaudited) July 31, 2002	Year Ended January 31, 2002
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)	$ (74,823)	$ (174,284)	$ 171,280	$ 737,052	$ 760,267	$ 1,731,470
Net realized loss on investments	(1,196,046)	(51,554)	(1,726,144)	(486,878)	(647,084)	(21,062)
Net change in unrealized appreciation (depreciation) of investments	(4,930,237)	(6,678,602)	(44,255,061)	(47,529,202)	(10,441,174)	(12,725,835)

Change in net assets resulting from operations	(6,201,106)	(6,904,440)	(45,809,925)	(47,279,028)	(10,327,991)	(11,015,427)

Distributions to Shareholders--
Distributions from net investment income	--	--	(244,325)	(584,469)	(760,272)	(1,699,215)
Distributions from net realized gain on investments	--	(658,874)	--	(10,874,968)	--	(1,791,452)

Change in net assets from distributions to shareholders	--	(658,874)	(244,325)	(11,459,437)	(760,272)	(3,490,667)

Share Transactions--
Proceeds from sale of shares	899,167	7,485,160	12,909,788	49,090,103	2,044,243	11,323,147
Net asset value of shares issued to shareholders in payment of distributions declared	--	395,638	143,732	6,974,833	246,215	1,128,662
Cost of shares redeemed	(1,131,829)	(2,435,332)	(11,549,758)	(12,295,238)	(5,367,368)	(6,311,392)

Change in net assets from share transactions	(232,662)	5,445,466	1,503,762	43,769,698	(3,076,910)	6,140,417

Change in net assets	(6,433,768)	(2,117,848)	(44,550,488)	(14,968,767)	(14,165,173)	(8,365,677)
Net Assets:
Beginning of period	23,043,883	25,161,731	241,313,187	256,281,954	77,838,945	86,204,622

End of period	16,610,115	23,043,883	196,762,699	241,313,187	63,673,772	77,838,945

Undistributed net investment income (net operating loss) included in net assets at end of period	$ (74,823)	$ --	$ 181,180	$ 254,225	$ 32,349	$ 32,354

See Notes which are an integral part of the Financial Statements

THE WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
	Six Months Ended (Unaudited) July 31, 2002	Year Ended January 31, 2002	Six Months Ended (Unaudited) July 31, 2002	Year Ended January 31, 2002
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 3,590,038	$ 8,298,455	$ 1,302,053	$ 2,797,106
Net realized gain on investments	872,750	710,400	125,298	111,578
Net change in unrealized appreciation of investments	(1,143,860)	1,013,579	890,358	182,984

Change in net assets resulting from operations	3,318,928	10,022,434	2,317,709	3,091,668

Distributions to Shareholders--
Distributions from net investment income	(3,589,243)	(8,340,249)	(1,297,404)	(2,771,749)
Share Transactions--
Proceeds from sale of shares	14,147,429	17,352,623	3,555,202	7,061,009
Net asset value of shares issued to shareholders in payment of distributions declared	820,710	2,216,231	141,882	346,235
Cost of shares redeemed	(7,362,945)	(11,689,749)	(3,848,267)	(5,757,158)

Change in net assets from share transactions	7,605,194	7,879,105	(151,183)	1,650,086

Change in net assets	7,334,879	9,561,290	869,122	1,970,005
Net Assets:
Beginning of period	161,788,581	152,227,291	65,595,177	63,625,172

End of period	169,123,460	161,788,581	66,464,299	65,595,177

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 301	$ (494)	$ 7,549	$ 2,900

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
WesMark Small Company Growth Fund
2001(c)	$ 10.00	(0.01)	(0.36)	(0.37)	--	(0.23)	(0.23)
2002	$ 9.40	(0.05)	(2.24)	(2.29)	--	(0.21)	(0.21)
2002(e)	$ 6.90	(0.02)	(1.84)	(1.86)	--	--	--
WesMark Growth Fund
1998(f)	$ 10.00	0.09	1.71	1.80	(0.08)	(0.57)	(0.65)
1999	$ 11.15	0.06	2.38	2.44	(0.06)	(0.79)	(0.85)
2000	$ 12.74	0.01	3.95	3.96	(0.01)	(1.60)	(1.61)
2001	$ 15.09	0.08	3.48	3.56	(0.08)	(3.47)	(3.55)
2002	$ 15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)	(0.62)
2002(e)	$ 11.91	0.01	(2.24)	(2.23)	(0.01)	--	(0.01)
WesMark Balanced Fund
1999(h)	$ 10.00	0.24	0.30	0.54	(0.24)	(0.49)	(0.73)
2000	$ 9.81	0.25	1.07	1.32	(0.25)	(0.24)	(0.49)
2001	$ 10.64	0.27	1.26	1.53	(0.27)	(0.76)	(1.03)
2002	$ 11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)	(0.43)
2002(e)	$ 9.35	0.09	(1.36)	(1.27)	(0.09)	--	(0.09)
WesMark Bond Fund
1999(h)	$ 10.00	0.43	0.13	0.56	(0.43)	(0.02)	(0.45)
2000	$ 10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)	(0.57)
2001	$ 9.21	0.59	0.63	1.22	(0.59)	--	(0.59)
2002	$ 9.84	0.53	0.11	0.64	(0.53)	--	(0.53)
2002(e)	$ 9.95	0.22	(0.02)	0.20	(0.22)	--	(0.22)
WesMark West Virginia Municipal Bond Fund
1998(f)	$ 10.00	0.35	0.31	0.66	(0.35)	(0.01)	(0.36)
1999	$ 10.30	0.43	0.12	0.55	(0.43)	(0.01)	(0.44)
2000	$ 10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)	(0.47)
2001	$ 9.66	0.45	0.61	1.06	(0.45)	0.00 (i)	(0.45)
2002	$ 10.27	0.45 (j)	0.04 (j)	0.49	(0.44)	--	(0.44)
2002(e)	$ 10.32	0.21	0.16	0.37	(0.21)	--	(0.21)
(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Computed on an annualized basis.

(e) For the six months ended July 31, 2002 (unaudited).

(f) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(g) Amount represents less than 0.01%.

(h) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(i) Amount represents less than $0.01.

(j) Effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Net Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
WesMark Small Company Growth Fund
$ 9.40	(3.16)%	1.70%(d)	(0.40)%(d)	0.28%(d)	$ 25,162	27%
$ 6.90	(24.53)%	1.47%	(0.73)%	0.20%	$ 23,044	24%
$ 5.04	(26.96)%	1.32%(d)	(0.70)%(d)	0.23%(d)	$ 16,610	18%
WesMark Growth Fund
$11.15	18.24%	1.14%(d)	0.99%(d)	0.00%(d)(g)	$ 114,142	58%
$12.74	22.58%	1.04%	0.50%	0.01%	$ 135,078	58%
$15.09	31.22%	0.95%	0.10%	0.01%	$ 183,304	71%
$15.10	25.41%	0.97%	0.58%	0.01%	$ 256,282	77%
$11.91	(17.23)%	0.97%	0.30%	0.01%	$ 241,313	37%
$ 9.67	(18.72)%	1.07%(d)	0.15%(d)	0.01%(d)	$ 196,763	17%
WesMark Balanced Fund
$ 9.81	5.50%	1.15%(d)	3.03%(d)	0.09%(d)	$ 60,887	57%
$10.64	13.52%	0.90%	2.38%	0.15%	$ 73,864	44%
$11.14	14.99%	0.98%	2.41%	0.11%	$ 86,205	48%
$ 9.35	(12.40)%	0.97%	2.09%	0.10%	$ 77,839	42%
$ 7.99	(13.63)%	1.12%(d)	2.11%(d)	0.03%(d)	$ 63,674	17%
WesMark Bond Fund
$10.11	5.70%	0.90%(d)	5.47%(d)	0.07%(d)	$ 117,646	39%
$ 9.21	(3.41)%	0.72%	5.85%	0.10%	$ 125,123	26%
$ 9.84	13.71%	0.82%	6.22%	0.06%	$ 152,227	25%
$ 9.95	6.61%	0.78%	5.28%	0.05%	$ 161,789	50%
$ 9.93	1.98%	0.92%(d)	4.37%(d)	0.02%(d)	$ 169,123	22%
WesMark West Virginia Municipal Bond Fund
$10.30	6.64%	0.74%(d)	4.26%(d)	0.30%(d)	$ 66,381	6%
$10.41	5.46%	0.74%	4.20%	0.29%	$ 67,434	17%
$ 9.66	(2.77)%	0.65%	4.37%	0.30%	$ 64,057	30%
$10.27	11.26%	0.73%	4.53%	0.30%	$ 63,625	29%
$10.32	4.92%	0.66%	4.36%(j)	0.30%	$ 65,595	26%
$10.48	3.58%	0.82%(d)	4.02%(d)	0.21%(d)	$ 66,464	8%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

July 31, 2002 (Unaudited)

(1) Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund ("Small Company Growth Fund")	diversified	to achieve capital appreciation
WesMark Growth Fund ("Growth Fund")	diversified	to achieve capital appreciation
WesMark Balanced Fund ("Balanced Fund")	diversified	to achieve capital appreciation and income
WesMark Bond Fund ("Bond Fund")	diversified	to achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund ("West Virginia Municipal Bond Fund")	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation--U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Effective February 1, 2001, the West Virginia Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing short-term and long-term discounts on debt securities. Prior to February 1, 2001, the West Virginia Municipal Bond Fund did not amortize short-term and long-term discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the West Virginia Municipal Bond Fund, but resulted in an increase in cost of securities and a corresponding $29,733 decrease in net unrealized appreciation, and an increase to undistributed net investment income of $29,733 based on securities held by the Fund at January 31, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $22,649, decrease net realized gain by $9,288 and decrease net unrealized appreciation by $13,361. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes--It is each Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

At January 31, 2002, the Funds, for federal tax purposes, had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	Capital Loss Carry forward to Expire in 2008	Capital Loss Carry forward to Expire in 2009	Capital Loss Carry forward to Expire in 2010	Total Capital Loss Carry forwards
Small Company Growth Fund	$ --	$ --	$ 52,070	$ 52,070
Growth Fund	--	--	488,560	488,560
Balanced Fund	--	--	11,959	11,959
Bond Fund	455,952	749,595	--	1,205,547
West Virginia Municipal Bond Fund	--	92,171	--	92,171

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on the restricted security held by West Virginia Municipal Bond Fund at July 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Kanawha County, WV, PCR, 7.35%	3/5/1996	$ 2,279,806

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Small Company Growth Fund
	Six Months Ended July 31, 2002	Year Ended January 31, 2002
Shares sold	137,566	952,281
Shares issued to shareholders in payment of distributions declared	--	53,975
Shares redeemed	(185,630)	(340,889)

Net change resulting from share transactions	(48,064)	665,367

	Growth Fund
	Six Months Ended July 31, 2002	Year Ended January 31, 2002
Shares sold	1,130,929	3,686,786
Shares issued to shareholders in payment of distributions declared	13,212	558,144
Shares redeemed	(1,065,138)	(959,132)

Net change resulting from share transactions	79,003	3,285,798

	Balanced Fund
	Six Months Ended July 31, 2002	Year Ended January 31, 2002
Shares sold	227,049	1,106,946
Shares issued to shareholders in payment of distributions declared	28,254	113,082
Shares redeemed	(614,877)	(632,594)

Net change resulting from share transactions	(359,574)	587,434

	Bond Fund
	Six Months Ended July 31, 2002	Year Ended January 31, 2002
Shares sold	1,424,533	1,750,877
Shares issued to shareholders in payment of distributions declared	82,588	222,862
Shares redeemed	(742,120)	(1,178,149)

Net change resulting from share transactions	765,001	795,590

	West Virginia Municipal Bond Fund
	Six Months Ended July 31, 2002	Year Ended January 31, 2002
Shares sold	344,269	685,466
Shares issued to shareholders in payment of distributions declared	13,746	33,638
Shares redeemed	(373,805)	(560,642)

Net change resulting from share transactions	(15,790)	158,462

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds' investment adviser (the "Adviser"), receives for its services an annual fee equal to the percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds may compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' shares, annually, to compensate Edgewood Services, Inc. For the six months ended July 31, 2002, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Trust and Investment Services ("WesBanco"), the Funds may pay WesBanco up to 0.25% of average daily net assets for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--WesBanco is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the SEC, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. As of July 31, 2002, each Fund owned the following percentages of the affiliated funds' outstanding shares:

Fund Name	Affiliated Fund Name	% of Outstanding Shares
Small Company Growth Fund	Federated U.S. Treasury Cash Reserves Fund	0.02%
Growth Fund	Federated U.S. Treasury Cash Reserves Fund	0.00%
Balanced Fund	Federated U.S. Treasury Cash Reserves Fund	0.04%
Bond Fund	Federated Prime Obligations Fund	0.01%
West Virginia Municipal Bond Fund	Federated Tax-Free Obligations Fund	0.02%

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended July 31, 2002, were as follows:

Fund Name	Purchases	Sales
Small Company Growth Fund	$ 3,070,320	$ 5,777,328
Growth Fund	38,033,454	36,981,571
Balanced Fund	11,184,516	13,158,647
Bond Fund	3,489,838	31,837,065
West Virginia Municipal Bond Fund	5,059,059	6,689,652

Purchases and sales of long-term U.S. government securities, for the six months ended July 31, 2002, were as follows:

Fund Name	Purchases	Sales
Balanced Fund	$ 1,000,000	$ 2,598,171
Bond Fund	28,185,387	21,302,542

(6) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2002, 44.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.9% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

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Family of Funds

COMBINED SEMI-ANNUAL REPORT

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Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/02)